Acquisition - Narrative (Details) - WHOW Games GmbH $ in Thousands, € in Millions		6 Months Ended	12 Months Ended
	Jul. 14, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jul. 14, 2025 EUR (€)
Disclosure of detailed information about business combination [line items]
Total cash consideration	$ 64,302			€ 55.0
Deferred payment	$ 6,500			€ 10.0
Performance-based incentive plan, term	24 months
Acquisition-related costs	$ 500
Revenue of acquiree since acquisition date		$ 20,300
Pre-tax income of acquiree since acquisition date		$ 2,300
Estimated revenue			$ 382,600
Estimated profit			$ 103,900
Weighted average cost of capital | Income approach
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets	0.11			0.11
Terminal growth rate | Income approach
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets	0.01			0.01
Minimum
Disclosure of detailed information about business combination [line items]
Useful life of intangible assets	7 years 8 months 12 days
Maximum
Disclosure of detailed information about business combination [line items]
Useful life of intangible assets	10 years 2 months 12 days